UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tykhe Capital LLC
Address: 330 Madison Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-10677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ross Garon
Title:     Partner
Phone:     (212) 342-8000

Signature, Place, and Date of Signing:

     /s/    Ross Garon     New York, NY     February 17, 2009

The accounts holding the section 13(f) securities listed on this Form 13F Holdings Report for period ended December 31, 2008 are held at Lehman Brothers Holdings Inc. or its affiliates ("Lehman"). Lehman Brothers Holdings Inc. filed a petition under Chapter 11 of the U.S. Bankruptcy Code on September 15, 2008. As of September 15, 2008, the accounts holding the section 13(f) securities listed on this Form 13F Holdings Report were frozen, and, as of the date of this report, the institutional investment manager does not have access to those accounts' holdings. Due to the uncertainty surrounding the Lehman bankruptcy, the share amounts for section 13(f) securities listed on this report were estimated based on the share amounts reported in the Form 13F Holdings Report for period ended September 30, 2008. The institutional investment manager adjusted the share amounts from the Form 13F Holdings Report for period ended September 30, 2008 to compute the share amounts listed on this report. The values of section 13(f) securities listed on this report were calculated based on December 31, 2008 prices.

In addition, the accounts holding listed options and stock positions which were reported on the Form 13F Holdings Report for period ended September 30, 2008 have not been reflected in this Form 13F Holdings Report as the institutional investment manager has been unable to determine whether the listed options positions have been exercised and has been prevented from taking action with respect to such listed options positions and as a consequence is unable to determine the status of the portfolio as of December 31, 2008. The institutional investment manager believes that its claims against Lehman with respect to such listed options positions crystallized as of the date that Lehman Brothers Holdings Inc. filed a petition under Chapter 11 of the U.S. Bankruptcy Code. The foregoing shall not be interpreted as prejudicing in any way the institutional investment manager's claims against Lehman.

The institutional investment manager omitted section 13(f) securities from this Form 13F Holdings Report that were fewer than 10,000 shares and less than $200,000 aggregate fair market value as of December 31, 2008.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     1

Form13F Information Table Value Total:     $206 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
EXXON MOBIL CORP               COM              30231G102      206     2583 SH       SOLE                      256        0        0